Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders
SHAREHOLDERS' EQUITY

NOTE 5: - SHAREHOLDERS’ EQUITY

a.	On January 4, 2024, the Company issued new unregistered warrants to purchase up to 5,213,104 ADSs in consideration for the immediate exercise at a reduced exercise price of $0.65 per ADS of certain outstanding warrants to purchase up to an aggregate of 2,606,552 ADSs issued by the Company in September 2023 and December 2022, The new warrants have an exercise price of $0.65 per ADS and have a term of exercise equal to three years or five and one-half years, as applicable, based on the term of the warrants, from the date of issuance. The Company received gross proceeds of approximately $1,696 and a net sum of approximately $1,433, after deduction of underwriter discount and issuance expenses of $263.

b.	On May 6, 2024, the Company issued a press release announcing receipt of a Nasdaq delisting notification regarding the Company’s non-compliance with the minimum $1.00 bid price requirement for continued listing set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Price Rule”) and appeal and the board approval of a ratio change of the ADSs to non-traded ordinary shares (equivalent to a reverse split) designed to regain compliance. On May 24, 2024, the Company issued a press release announcing the receipt of a Nasdaq staff determination letter regarding the Company’s non-compliance with the minimum stockholders’ equity requirement of at least $2,500 for continued under Nasdaq Listing Rule 5550(b)(1) (the “Minimum Shareholders’ Equity Rule”) and a hearing before the Nasdaq Hearing Panel to present a plan for regaining compliance.

c.	On May 21, 2024, the ratio between the Company’s ordinary shares and its ADSs was increased from 400 ordinary shares per one ADS to 4,000 ordinary shares per one ADS, a change which was equivalent to a reverse split of 10 for 1. All ordinary shares and ADS amounts have been retrospectively applied to these financial statements, where applicable.

d.	On June 7, 2024, the Company announced receipt of notification from Nasdaq that it had regained compliance with the Minimum Price Rule.

e.	On June 18, 2024, the Company presented to the Nasdaq Hearing Panel the Company’s plan to regain compliance with the Minimum Shareholders’ Equity Rule.